Digital Assets Payables - Schedule of Digital Assets Payables (Details) - USD ($)	Sep. 30, 2025	Mar. 31, 2025	Mar. 31, 2024
Digital assets payables to:
Related parties	$ 42,476,346	$ 10,702,814
Third party payables	209,397,582	138,224,157
Total	$ 251,873,928	$ 148,926,971	$ 80,364,190